CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2025
Parent Company [Member]
CONVERTIBLE NOTES

NOTE 8. CONVERTIBLE NOTES

On February 17, 2025, the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with Cobra Alternative Capital Strategies, LLC, an entity controlled by the Company’s former Director of Investor Relations, Lance Friedman, which services were provided through a consulting agreement with Blackstone Capital Advisors, Inc. that was terminated effective February 17, 2025, and Target Capital X LLC (collectively, the “Investors”). Under the Securities Purchase Agreement, the Company issued 20% original issue discount senior secured convertible debentures (“Convertible Debentures”) in an aggregate principal amount of $3,750,000 which includes a 20% OID. The conversion price per share of each Debenture is equal to 92.5% of the lowest daily VWAP (as defined in the Debentures), provided that no conversion may be at a price per share less than the floor price of $4.00 per share. At the close of the Business Combination, $2,106,527 of commitment fee shares owing to the Investors under these agreements were transferred by affiliates to the Investors.

The Company analyzed for the Securities Purchase Agreement under ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedgings” and concluded that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is not necessary. As a result, all debt proceeds received have been recorded using the fair value method of accounting under ASC 825, “Fair Value Measurement”. Pursuant to ASC 825, the Company recorded the fair value of the subscription liability on the condensed consolidated balance sheets using the fair value method. The initial fair value of the subscription liability at issuance was estimated using a Monte Carlo Model. At June 30, 2025, the fair value of $3,617,508 of the Securities Purchase agreement is included in Convertible Notes on the accompanying condensed consolidated balance sheet. For the three and six months ended June 30, 2025, $187,500 and $274,038 debt discount amortized was included in interest expense on the condensed consolidated statement of income, respectively. For the three and six months ended June 30, 2025, change in fair value of $254,654 and $343,470 was included in change in fair value of derivatives on the condensed consolidated statement of income, respectively.